Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 23,557
Ending balance	1,067	$ 23,557
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,814	43,616
Impairments and disposals	(21,340)	(4,063)
Foreign exchange	1,997	(739)
Ending balance	19,471	38,814
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,257	12,691
Amortization	1,948	2,968
Disposals		(193)
Foreign exchange	1,199	(209)
Ending balance	18,404	15,257
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,557
Ending balance	1,067	23,557
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals	0	0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	14
Amortization	0	19
Disposals		0
Foreign exchange	(0)	0
Ending balance	33	33
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,718	35,143
Impairments and disposals	(21,184)	(3,830)
Foreign exchange	1,435	(595)
Ending balance	10,969	30,718
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,366	4,775
Amortization	1,895	2,666
Disposals		0
Foreign exchange	641	(75)
Ending balance	9,902	7,366
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,352
Ending balance	1,067	23,352
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,927	8,103
Impairments and disposals	(156)	(40)
Foreign exchange	552	(136)
Ending balance	8,323	7,927
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,722	7,633
Amortization	53	216
Disposals		0
Foreign exchange	548	(127)
Ending balance	8,323	7,722
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	205
Ending balance	0	205
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136	139
Impairments and disposals	0	0
Foreign exchange	10	(3)
Ending balance	146	136
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136	137
Amortization	0	2
Disposals		0
Foreign exchange	10	(3)
Ending balance	146	136
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(0)
Ending balance	0	(0)
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	198
Impairments and disposals	0	(193)
Foreign exchange	0	(5)
Ending balance	0	0
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	132
Amortization	0	65
Disposals		(193)
Foreign exchange	0	(4)
Ending balance	0	0
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	$ 0	$ 0